Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

3.  Derivative Financial Instruments

Accounting for Derivative Financial Instruments

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

Primary Risks Managed by Derivative Financial Instruments

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

		December 31,
		2011			2010
			Estimated Fair			Estimated Fair
Primary Underlying		Notional	Value (1)		Notional	Value (1)
Risk Exposure	Instrument Type	Amount	Assets	Liabilities	Amount	Assets	Liabilities

		(In millions)

Interest rate	Interest rate swaps	$13,074	$1,418	$427	$9,102	$658	$252
	Interest rate floors	7,986	330	152	7,986	127	62
	Interest rate caps	10,133	19	0	7,158	29	1
	Interest rate futures	3,766	10	1	1,966	5	7
	Interest rate forwards	620	128	0	695	0	71
Foreign currency	Foreign currency swaps	1,792	297	62	2,561	585	68
	Foreign currency forwards	149	9	0	151	4	1
Credit	Credit default swaps	2,426	18	28	1,324	15	22
Equity market	Equity futures	1,007	4	0	93	0	0
	Equity options	2,111	482	0	733	77	0
	Variance swaps	2,430	51	8	1,081	20	8
	Total rate of return swaps	129	0	2	0	0	0
	Total	$45,623	$2,766	$680	$32,850	$1,520	$492

____________

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

	Remaining Life
			After Five
		After One Year	Years
	One Year or	Through Five	Through Ten	After Ten
	Less	Years	Years	Years	Total

	(In millions)

Interest rate swaps	$901	$3,589	$2,976	$5,608	$13,074
Interest rate floors	0	6,936	1,050	0	7,986
Interest rate caps	1,750	7,880	503	0	10,133
Interest rate futures	3,766	0	0	0	3,766
Interest rate forwards	210	410	0	0	620
Foreign currency swaps	523	599	281	389	1,792
Foreign currency forwards	149	0	0	0	149
Credit default swaps	12	2,414	0	0	2,426
Equity futures	1,007	0	0	0	1,007
Equity options	75	1,011	1,025	0	2,111
Variance swaps	270	1,086	1,074	0	2,430
Total rate of return swaps	129	0	0	0	129
Total	$8,792	$23,925	$6,909	$5,997	$45,623

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is “covered” because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Total rate of return swaps (“TRRs”) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate (“LIBOR”), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

Hedging

The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

	December 31,
	2011			2010
		Estimated			Estimated
	Notional	Fair Value		Notional	Fair Value
Derivatives Designated as Hedging Instruments	Amount	Assets	Liabilities	Amount	Assets	Liabilities

	(In millions)
Fair value hedges:
Foreign currency swaps	$598	$188	$19	$787	$334	$18
Interest rate swaps	311	35	6	193	11	15
Subtotal	909	223	25	980	345	33

Cash flow hedges:
Foreign currency swaps	445	31	12	295	15	11
Interest rate swaps	355	96	0	575	1	45
Interest rate forwards	620	128	0	695	0	71
Subtotal	1,420	255	12	1,565	16	127
Total qualifying hedges	$2,329	$478	$37	$2,545	$361	$160

The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

	December 31,
	2011			2010
		Estimated			Estimated
Derivatives Not Designated or Not	Notional	Fair Value		Notional	Fair Value
Qualifying as Hedging Instruments	Amount	Assets	Liabilities	Amount	Assets	Liabilities

	(In millions)

Interest rate swaps	$12,408	$1,287	$421	$8,334	$646	$192
Interest rate floors	7,986	330	152	7,986	127	62
Interest rate caps	10,133	19	0	7,158	29	1
Interest rate futures	3,766	10	1	1,966	5	7
Foreign currency swaps	749	78	31	1,479	236	39
Foreign currency forwards	149	9	0	151	4	1
Credit default swaps	2,426	18	28	1,324	15	22
Equity futures	1,007	4	0	93	0	0
Equity options	2,111	482	0	733	77	0
Variance swaps	2,430	51	8	1,081	20	8
Total rate of return swaps	129	0	2	0	0	0
Total non-designated or non-qualifying derivatives	$43,294	$2,288	$643	$30,305	$1,159	$332

Net Derivative Gains (Losses)

The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Derivatives and hedging gains (losses) (1)	$846	$(74)	$(717)
Embedded derivatives	273	132	(314)
Total net derivative gains (losses)	$1,119	$58	$(1,031)

____________

  Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

The following table presents earned income on derivatives for the:

	Years Ended December 31,
	2011	2010	2009

	(In millions)
Qualifying hedges:
Net investment income	$2	$2	$(1)
Interest credited to policyholder account balances	41	37	40

Non-qualifying hedges:
Net derivative gains (losses)	83	6	(8)
Total	$126	$45	$31

Fair Value Hedges

The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

		Net Derivative	Net Derivative	Ineffectiveness
		Gains (Losses)	Gains (Losses)	Recognized in
Derivatives in Fair Value	Hedged Items in Fair Value	Recognized	Recognized for	Net Derivative
Hedging Relationships	Hedging Relationships	for Derivatives	Hedged Items	Gains (Losses)

		(In millions)
For the Year Ended December 31, 2011:
Interest rate swaps:	Fixed maturity securities	$(7)	$5	$(2)
	PABs (1)	36	(38)	(2)
Foreign currency swaps:	Foreign-denominated PABs (2)	(52)	30	(22)
Total		$(23)	$(3)	$(26)

For the Year Ended December 31, 2010:
Interest rate swaps:	Fixed maturity securities	$(1)	$1	$0
	PABs (1)	(13)	8	(5)
Foreign currency swaps:	Foreign-denominated PABs (2)	(38)	14	(24)
Total		$(52)	$23	$(29)

For the Year Ended December 31, 2009:
Interest rate swaps:	Fixed maturity securities	$6	$(6)	$0
	PABs (1)	(8)	4	(4)
Foreign currency swaps:	Foreign-denominated PABs (2)	111	(117)	(6)
Total		$109	$(119)	$(10)

____________

  Fixed rate liabilities.
  Fixed rate or floating rate liabilities.

All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011 related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Accumulated other comprehensive income (loss), balance at January 1,	$(109)	$(1)	$20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash
flow hedges	357	(107)	(44)
Amounts reclassified to net derivative gains (losses)	(9)	(1)	23
Accumulated other comprehensive income (loss), balance at December 31,	$239	$(109)	$(1)

At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

	Amount of Gains	Amount and Location
	(Losses) Deferred	of Gains (Losses)	Amount and Location
	in Accumulated Other	Reclassified from	of Gains (Losses)
Derivatives in Cash Flow	Comprehensive Income	Accumulated Other Comprehensive	Recognized in Income (Loss)
Hedging Relationships	(Loss) on Derivatives	Income (Loss) into Income (Loss)	on Derivatives

			(Ineffective Portion and
			Amount Excluded from
	(Effective Portion)	(Effective Portion)	Effectiveness Testing)

		Net Derivative	Net Derivative
		Gains (Losses)	Gains (Losses)

	(In millions)
For the Year Ended December 31, 2011:
Interest rate swaps	$132	$1	$0
Foreign currency swaps	17	(2)	0
Interest rate forwards	208	9	1
Credit forwards	0	1	0
Total	$357	$9	$1

For the Year Ended December 31, 2010:
Interest rate swaps	$(44)	$0	$0
Foreign currency swaps	(6)	(3)	0
Interest rate forwards	(71)	4	(1)
Credit forwards	14	0	0
Total	$(107)	$1	$(1)

For the Year Ended December 31, 2009:
Interest rate swaps	$0	$0	$0
Foreign currency swaps	(58)	(36)	0
Interest rate forwards	17	13	0
Credit forwards	(3)	0	0
Total	$(44)	$(23)	$0

All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi)  interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (vii) basis swaps to better match the cash flows of assets and related liabilities; (viii)  inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net	Net	Policyholder
	Derivative	Investment	Benefits
	Gains (Losses)	Income (1)	and Claims (2)

	(In millions)

For the Year Ended December 31, 2011:
Interest rate swaps	$511	$0	$0
Interest rate floors	114	0	0
Interest rate caps	(41)	0	0
Interest rate futures	118	0	0
Equity futures	(70)	0	(4)
Foreign currency swaps	27	0	0
Foreign currency forwards	0	0	0
Equity options	82	(7)	0
Interest rate options	0	0	0
Interest rate forwards	(1)	0	0
Variance swaps	33	0	0
Credit default swaps	0	0	0
Total	$773	$(7)	$(4)
For the Year Ended December 31, 2010:
Interest rate swaps	$51	$0	$0
Interest rate floors	20	0	0
Interest rate caps	(9)	0	0
Interest rate futures	(22)	0	0
Equity futures	(12)	0	0
Foreign currency swaps	(31)	0	0
Foreign currency forwards	2	0	0
Equity options	(30)	(7)	0
Interest rate options	(3)	0	0
Interest rate forwards	1	0	0
Variance swaps	(6)	0	0
Credit default swaps	0	0	0
Total	$(39)	$(7)	$0
For the Year Ended December 31, 2009:
Interest rate swaps	$(149)	$0	$0
Interest rate floors	(265)	0	0
Interest rate caps	4	0	0
Interest rate futures	(37)	0	0
Equity futures	(71)	0	0
Foreign currency swaps	(3)	0	0
Foreign currency forwards	(4)	0	0
Equity options	(121)	(1)	0
Interest rate options	0	0	0
Interest rate forwards	0	0	0
Variance swaps	(40)	0	0
Credit default swaps	(50)	0	0
Total	$(736)	$(1)	$0

____________

  Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.
  Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Credit Derivatives

In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at

	December 31,
	2011			2010
		Maximum			Maximum
	Estimated	Amount		Estimated	Amount
	Fair Value	of Future	Weighted	Fair Value	of Future	Weighted
	of Credit	Payments under	Average	of Credit	Payments under	Average
Rating Agency Designation of Referenced	Default	Credit Default	Years to	Default	Credit Default	Years to
Credit Obligations (1)	Swaps	Swaps (2)	Maturity (3)	Swaps	Swaps (2)	Maturity (3)

	(In millions)			(In millions)

Aaa/Aa/A
Single name credit default swaps (corporate)	$2	$212	4.3	$1	$45	3.6
Credit default swaps referencing indices	0	661	3.1	11	679	3.7
Subtotal	2	873	3.4	12	724	3.7
Baa
Single name credit default swaps (corporate)	(6)	434	4.6	0	5	3.0
Credit default swaps referencing indices	(7)	793	4.8	1	183	5.0
Subtotal	(13)	1,227	4.7	1	188	5.0
Total	$(11)	$2,100	4.2	$13	$912	4.0

____________

  The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.
  Assumes the value of the referenced credit obligations is zero.
  The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

Estimated
Fair Value of
		Collateral	Fair Value of Incremental
		Provided: (2)	Collateral Provided Upon:

Downgrade in the
			One Notch	Company’s Credit Rating
			Downgrade	to a Level that Triggers
	Estimated		in the	Full Overnight
	Fair Value (1) of		Company’s	Collateralization or
	Derivatives in Net	Fixed Maturity	Credit	Termination of
	Liability Position	Securities	Rating	the Derivative Position

(In millions)

December 31, 2011	$14	$9	$1	$10
December 31, 2010	$96	$58	$11	$62

____________

  After taking into consideration the existence of netting agreements.
  Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

Embedded Derivatives

The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

The following table presents the estimated fair value of the Company's embedded derivatives at:

	December 31,
	2011	2010

	(In millions)

Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	$2,815	$936
Options embedded in debt or equity securities	(2)	(2)
Net embedded derivatives within asset host contracts	$2,813	$934

Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	$1,363	$254
Assumed guaranteed minimum benefits	4	0
Funds withheld on ceded reinsurance	416	5
Net embedded derivatives within liability host contracts	$1,783	$259

The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Net derivative gains (losses) (1), (2)	$273	$132	$(314)

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  The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.
  See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.